Condensed Interim Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus – Warrant Reserve [Member]	Contributed Surplus [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2020	$ 214,148	$ 1,671	$ 9,401	$ (239,029)	$ (13,809)
Balance (in Shares) at Dec. 31, 2020	83,185
Derivative warrants exercised	$ 8,000				8,000
Derivative warrants exercised (in Shares)	8,000
Derivative warrants exercised - fair value adjustment	$ 15,722				15,722
January 2021 equity offering, net of issuance costs	$ 7,211	3,164			10,375
January 2021 equity offering, net of issuance costs (in Shares)	7,419
January 2021 equity offering, broker warrants	$ (1,384)	1,384
February 2021 equity offering, net of issuance costs	$ 15,165	5,928			21,093
February 2021 equity offering, net of issuance costs (in Shares)	9,585
February 2021 equity offering, broker warrants	$ (1,238)	1,238
Equity warrants exercised	$ 2,979	(994)			1,985
Equity warrants exercised (in Shares)	1,319
Equity warrants expired		(642)	642
Stock options exercised	$ 27		(13)		14
Stock options exercised (in Shares)	20
Issuance of common shares	$ 2,709				2,709
Issuance of common shares (in Shares)	1,600
Stock-based compensation expense			3,645		3,645
Net loss and comprehensive loss				(24,289)	(24,289)
Balance at Sep. 30, 2021	$ 263,339	11,749	13,675	(263,318)	25,445
Balance (in Shares) at Sep. 30, 2021	111,128
Balance at Dec. 31, 2021	$ 263,364	11,749	14,067	(253,887)	35,293
Balance (in Shares) at Dec. 31, 2021	111,203
Derivative warrants exercised	$ 2				2
Stock-based compensation expense			2,134		2,134
RSUs exercised	$ 1,094		(1,094)
RSUs exercised (in Shares)	688
Net loss and comprehensive loss				(30,474)	(30,474)
Balance at Sep. 30, 2022	$ 264,460	$ 11,749	$ 15,107	$ (284,361)	$ 6,955
Balance (in Shares) at Sep. 30, 2022	111,891